UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2018

Investor Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objectives and Strategies

5	Fund Composition by Maturity

7	Schedules of Investments

20	Financial Statements

22	Notes to Financial Statements

29	Financial Highlights

30	Report of Independent Registered Public Accounting Firm

31	Fund Expenses

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1	Source: Bureau of Labor Statistics
2	Source: US Federal Reserve
3	Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

     As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/18

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	14 - 44 days	29 days	62 days	$29.7 million
Invesco Premier U.S. Government Money[2]	17 - 29 days	22 days	103 days	32.5 million
Invesco Premier Tax-Exempt[3]	4 - 29 days	7 days	7 days	14.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Invesco Premier Tax-Exempt Portfolio

Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/18
	Invesco Premier Portfolio 2-7, 10-11, 14-16	Invesco Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Invesco Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	39.7%	38.2%	98.3%
8 - 30	7.9	8.4	0.5	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
31 - 60	10.8	16.4	1.2
61 - 90	10.5	16.6	0.0
91 - 180	21.8	3.6	0.0
181+	9.3	16.8	0.0

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

3

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

4

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

5

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

6

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

7

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

continued on page 6

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

continued from page 5

8

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedues to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

9

Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

10

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

11

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

12

Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

13

Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.

14

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

15

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

16

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi-Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$3,900	$3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	21,100	21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	$28,889,627	$28,883,369
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	10,069,250	10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–47.04%
U.S. Treasury Bills–34.23%(a)
U.S. Treasury Bills	1.91%	09/06/2018	$350,000	$349,962,986
U.S. Treasury Bills	1.91%	09/13/2018	400,000	399,808,993
U.S. Treasury Bills	1.91%-1.96%	10/11/2018	195,000	194,613,925
U.S. Treasury Bills	1.96%-1.99%	10/18/2018	500,000	498,797,334
U.S. Treasury Bills	1.98%	10/25/2018	100,000	99,720,775
U.S. Treasury Bills	2.01%	11/01/2018	100,000	99,677,778
U.S. Treasury Bills	2.02%	11/08/2018	300,000	298,911,255
U.S. Treasury Bills	2.04%	11/15/2018	350,000	348,578,600
U.S. Treasury Bills	2.11%	01/03/2019	65,000	64,544,620
U.S. Treasury Bills	2.12%	01/10/2019	25,000	24,813,333
				2,379,429,599

U.S. Treasury Notes–12.81%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.26%	10/31/2018	361,000	361,136,220
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.15%	07/31/2019	50,000	49,999,299
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.14%	10/31/2019	110,000	110,016,328
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.09%	01/31/2020	85,000	84,951,530
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.12%	04/30/2020	90,000	90,007,013
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.13%	07/31/2020	195,000	194,602,776
				890,713,166
Total U.S. Treasury Securities (Cost $ 3,270,142,765)				3,270,142,765

U.S. Government Sponsored Agency Securities–17.12%
Federal Farm Credit Bank (FFCB)–3.79%
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(b)	2.18%	10/03/2018	3,000	3,000,541
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(b)	1.93%	04/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	2.01%	06/05/2019	15,000	14,999,439
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	09/23/2019	35,000	34,998,141
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	09/25/2019	50,000	49,997,319
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(b)	1.98%	10/08/2019	50,000	49,979,428
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.02%	11/19/2019	25,000	24,984,460
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.02%	12/04/2019	15,000	14,999,511
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(b)	2.01%	12/18/2019	10,000	9,998,760
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(b)	2.12%	02/21/2020	10,520	10,539,206
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(b)	1.95%	08/28/2019	25,000	24,997,552
				263,494,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–10.69%
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(b)	1.93%	10/12/2018	$83,000	$83,000,017
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(b)	1.95%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(b)	1.95%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	2.00%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(b)	2.01%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(b)	1.98%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.97%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	2.00%	06/06/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.01%	10/11/2019	38,000	38,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.01%	10/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.99%	12/20/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.98%	12/27/2019	25,000	25,000,000
Unsec. Disc. Notes(a)	1.97%	10/05/2018	55,000	54,907,267
Unsec. Disc. Notes(a)	2.00%	10/10/2018	5,000	4,990,025
Unsec. Disc. Notes(a)	2.00%	10/12/2018	25,000	24,947,486
Unsec. Global Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.98%	06/14/2019	50,000	50,000,000
				742,844,795

Federal Home Loan Mortgage Corp. (FHLMC)–1.06%
Unsec. Disc. Notes(a)	1.98%	10/11/2018	17,800	17,763,873
Unsec. Disc. Notes(a)	1.99%	10/11/2018	25,000	24,949,120
Unsec. Medium-Term Notes (1 mo. USD LIBOR — 0.10%)(b)	1.98%	08/08/2019	15,000	15,000,000
Series M006, Class A, VRD Taxable MFH Ctfs.(c)	2.06%	10/15/2045	15,868	15,867,631
				73,580,624

Federal National Mortgage Association (FNMA)–0.07%
Unsec. Disc. Notes(a)	1.99%	10/17/2018	5,110	5,097,891

Overseas Private Investment Corp. (OPIC)–1.51%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.07%	11/15/2025	8,000	8,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	2.11%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.10%	12/15/2019	4,968	4,968,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.10%	09/15/2022	9,318	9,318,000
				105,086,000
Total U.S. Government Sponsored Agency Securities (Cost $1,190,103,667)				1,190,103,667
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–64.16% (Cost $ 4,460,246,432)				4,460,246,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–35.93%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2018, aggregate maturing value of $200,043,778 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $204,000,018; 1.00%-5.00%; 11/30/2018-05/20/2048)	1.97%	09/04/2018	$104,022,764	$104,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2018, aggregate maturing value of $450,098,500 (collateralized by domestic agency mortgage-backed securities valued at $459,000,000; 2.50%-5.00%; 11/01/2024-08/01/2048)	1.97%	09/04/2018	250,054,722	250,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2018, aggregate maturing value of $250,054,722 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 3.00%-4.50%; 11/01/2030-06/20/2048)	1.97%	09/04/2018	154,033,709	154,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 08/31/2018, maturing value of $50,010,889 (collateralized by a U.S. Treasury obligation valued at $51,000,047; 2.38%; 04/15/2021)	1.96%	09/04/2018	50,010,889	50,000,000
ING Financial Markets, LLC, joint term agreement dated 08/03/2018, aggregate maturing value of $371,212,778 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $377,398,000; 0%-6.00%; 11/01/2018-08/01/2048)	2.00%	10/01/2018	65,213,056	65,000,000
Lloyds Bank PLC, joint term agreement dated 07/10/2018, aggregate maturing value of $371,274,444 (collateralized by U.S. Treasury obligations valued at $378,448,845; 1.00%-1.75%; 11/30/2019-05/15/2023)	2.00%	09/11/2018	45,155,000	45,000,000
Lloyds Bank PLC, joint term agreement dated 07/18/2018, aggregate maturing value of $130,397,222 (collateralized by U.S. Treasury obligations valued at $133,015,369; 2.75%; 02/28/2025)	2.00%	09/11/2018	75,229,167	75,000,000
Lloyds Bank PLC, joint term agreement dated 08/13/2018, aggregate maturing value of $376,083,750 (collateralized by U.S. Treasury obligations valued at $383,079,634; 2.00%-6.00%; 01/31/2020-02/15/2026)	2.04%	10/05/2018	63,182,070	63,000,000
Lloyds Bank PLC, joint term agreement dated 08/20/2018, aggregate maturing value of $748,561,230 (collateralized by U.S. Treasury obligations valued at $762,272,507; 2.00%-3.50%; 05/15/2020-05/15/2024)	1.98%	09/27/2018	60,125,400	60,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/29/2018, aggregate maturing value of $800,313,829 (collateralized by U.S. Treasury obligations valued at $823,834,431; 0%-4.50%; 09/27/2018-08/15/2047)(e)	1.97%	09/05/2018	100,040,338	100,002,031
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 08/29/2018, aggregate maturing value of $2,793,444,635 (collateralized by U.S. Treasury obligations valued at $2,854,775,493; 1.63%-2.25%; 08/31/2022-11/30/2024)(e)	1.97%	09/05/2018	212,862,757	212,781,250
Mizuho Securities (USA) LLC, joint agreement dated 08/31/2018, aggregate maturing value of $300,065,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0%-2.50%; 12/06/2018-05/15/2024)	1.97%	09/04/2018	100,021,889	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,571,826; 0%-6.50%; 09/25/2018-03/25/2058)(e)	1.91%	10/31/2018	280,000,000	280,000,000
Royal Bank of Canada, joint agreement dated 08/31/2018, aggregate maturing value of $300,065,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.44%-6.00%; 07/01/2027-08/01/2048)	1.97%	09/04/2018	150,032,834	150,000,000
Royal Bank of Canada, joint agreement dated 08/31/2018, aggregate maturing value of $400,086,667 (collateralized by U.S. Treasury obligations valued at $408,000,047; 2.00%; 05/31/2024)	1.95%	09/04/2018	200,043,334	200,000,000
Societe Generale, joint open agreement dated 06/25/2018, (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,026; 0%-7.00%; 11/15/2019-05/15/2053)(f)	1.94%	—	—	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2018, aggregate maturing value of $200,043,556 (collateralized by U.S. Treasury obligations valued at $204,737,700; 1.50%; 08/15/2026)	1.96%	09/04/2018	150,032,667	150,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	200,043,778	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	$139,548,316	$139,518,087
Total Repurchase Agreements (Cost $2,498,301,368)				2,498,301,368
TOTAL INVESTMENTS IN SECURITIES(g)–100.09% (Cost $6,958,547,800)				6,958,547,800
OTHER ASSETS LESS LIABILITIES–(0.09)%				(6,553,349)
NET ASSETS–100.00%				$6,951,994,451

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.14%
Alabama–4.46%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.58%	07/01/2040	$ 1,595	$1,595,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)(d)	1.56%	04/01/2028	2,500	2,500,000
				4,095,000

Arizona–0.33%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.56%	06/15/2031	300	300,000

California–1.96%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	1.29%	05/01/2034	505	505,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	1.28%	08/01/2042	1,300	1,300,000
				1,805,000

Colorado–0.67%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	02/01/2031	617	617,000

Delaware–1.09%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.57%	05/01/2036	1,000	1,000,000

District of Columbia–2.59%
District of Columbia (Tranche II); Series 1998 A, VRD Multimodal RB (LOC–TD Bank N.A.)(a)(b)	1.54%	08/15/2038	575	575,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.54%	10/01/2039	1,800	1,800,000
				2,375,000

Florida–5.76%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	10/01/2021	520	520,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–MUFG Bank, Ltd.)(a)(b)	1.56%	10/01/2050	2,300	2,300,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.60%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.57%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.56%	11/01/2038	1,790	1,790,000
				5,290,000

Georgia–4.66%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.63%	01/01/2029	585	585,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.78%	12/01/2018	100	100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.55%	01/01/2030	400	400,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.58%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	09/01/2020	200	200,000
				4,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.04%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.56%	12/01/2046	$ 645	$645,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.55%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	1.64%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	2.00%	10/01/2024	925	925,000
Morton Grove (Village of) Holocaust Museum & Educational Center; Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.57%	12/01/2041	1,020	1,020,000
				4,635,000

Indiana–4.65%
Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	08/01/2037	1,120	1,120,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.66%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	1.47%	07/01/2035	1,065	1,065,000
				4,275,000

Louisiana–5.15%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	1.60%	12/01/2027	1,400	1,400,000
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2011, VRD Gulf Opportunity Zone IDR (a)	1.52%	12/01/2051	1,368	1,368,000
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2013 B, Ref. VRD Deepwater Port RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.55%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.55%	07/01/2047	960	960,000
				4,728,000

Maryland–2.52%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.50%	10/01/2018	1,100	1,099,653
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	1.54%	04/01/2035	1,215	1,215,000
				2,314,653

Massachusetts–2.73%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.58%	10/01/2038	1,115	1,115,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	2.00%	03/01/2039	1,395	1,395,000
				2,510,000

Michigan–1.77%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.56%	03/01/2031	1,630	1,630,000

Minnesota–6.00%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.65%	11/15/2031	2,470	2,470,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.55%	10/01/2033	3,040	3,040,000
				5,510,000

Mississippi–2.67%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.57%	12/01/2030	2,450	2,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.08%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.56%	11/01/2037	$ 520	$520,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.57%	08/01/2038	470	470,000
				990,000

Nebraska–0.21%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	2.23%	10/01/2042	190	190,000

New Hampshire–0.82%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	2.09%	11/01/2020	750	750,000

New York–3.68%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.54%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.15%	11/01/2049	220	220,000
Series 2016 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	1,060	1,060,000
				3,380,000

North Carolina–3.27%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	1.46%	12/01/2021	3,000	3,000,000

Ohio–3.25%
Franklin (County of) (OhioHealth Corp.); Series 2009 A, VRD Hospital Facilities RB(a)	1.55%	11/15/2041	2,800	2,800,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/02/2038	190	190,000
				2,990,000

Oregon–4.13%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	1.60%	07/01/2027	890	890,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/01/2034	2,255	2,255,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC–Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.60%	07/01/2026	645	645,000
				3,790,000

Pennsylvania–5.60%
Delaware River Port Authority; Series 2010 B, Ref. VRD RB (LOC–Barclays Bank PLC)(a)(b)	1.53%	01/01/2026	2,000	2,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	2.00%	11/01/2030	795	795,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(a)(b)	1.56%	06/01/2037	105	105,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.58%	10/15/2025	1,559	1,559,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.64%	12/01/2025	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.65%	08/01/2026	175	175,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.56%	11/01/2029	310	310,000
				5,144,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–11.62%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.60%	08/01/2035	$ 3,375	$3,375,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.57%	05/15/2034	1,700	1,700,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.58%	01/01/2049	2,515	2,515,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(e)	1.62%	06/01/2041	890	890,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.47%	08/01/2025	2,200	2,200,000
				10,680,000

Utah–4.08%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.58%	11/01/2024	3,750	3,750,000

Virginia–0.98%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.56%	08/01/2037	900	900,000

Washington–2.56%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.59%	09/01/2049	2,000	2,000,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.59%	11/01/2047	355	355,000
				2,355,000

West Virginia–1.52%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.58%	01/01/2034	1,400	1,400,000

Wisconsin–2.29%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	1.75%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.56%	10/01/2042	505	505,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	500	501,074
				2,106,074
Total Municipal Obligations (Cost $89,245,410)				89,244,727
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–97.14% (Cost $89,245,410)				89,244,727

			Repurchase Amount
Repurchase Agreements–2.56%(f)
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2018, aggregate maturing value of $450,099,000 (collateralized by domestic agency mortgage-backed securities valued at $459,524,560; 3.50%; 02/20/2048) (Cost $2,355,450)	1.98%	09/04/2018	2,355,450	2,355,450
TOTAL INVESTMENTS IN SECURITIES(g)(h)–99.70% (Cost $91,600,860)				91,600,177
OTHER ASSETS LESS LIABILITIES–0.30%				275,022
NET ASSETS–100.00%				$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.5%; other countries less than 5% each: 4.0%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $3,185,000, which represented 3.47% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Bank	5.2%
Toronto-Dominion Bank (The)	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$815,857,703	$4,460,246,432	$89,244,727
Repurchase agreements, at value	185,383,369	2,498,301,368	2,355,450
Cash	—	552,006	—
Receivable for:
Investments sold	—	—	220,000
Fund shares sold	4,238	716	1,779
Interest	660,770	3,139,917	147,371
Other assets	—	626	—
Total assets	1,001,906,080	6,962,241,065	91,969,327

Liabilities:
Payable for:
Fund shares reacquired	1,025	2,448	—
Amount due custodian	372,895	—	—
Dividends	1,658,675	10,244,166	91,585
Accrued fees to affiliates	2,310	—	6
Accrued operating expenses	—	—	2,537
Total liabilities	2,034,905	10,246,614	94,128
Net assets applicable to shares outstanding	$999,871,175	$6,951,994,451	$91,875,199

Net assets consist of:
Shares of beneficial interest	$999,454,870	$6,951,879,296	$91,906,553
Undistributed net investment income	414,716	162,349	205
Undistributed net realized gain (loss)	1,589	(47,194)	(30,876)
Net unrealized appreciation (depreciation)	—	—	(683)
	$999,871,175	$6,951,994,451	$91,875,199

Net Assets:
Investor Class	$29,698,527	$32,528,902	$14,355,227
Institutional Class	$957,753,720	$6,919,465,549	$77,519,972
Private Investment Class	$5,699,430	$—	$—
Personal Investment Class	$10,126	$—	$—
Reserve Class	$10,076	$—	$—
Resource Class	$6,699,296	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248	32,528,492	14,355,855
Institutional Class	957,357,368	6,919,379,205	77,523,387
Private Investment Class	5,697,072	—	—
Personal Investment Class	10,122	—	—
Reserve Class	10,071	—	—
Resource Class	6,696,524	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$1,001,241,072	$6,958,547,800	$91,600,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$14,459,573	$94,642,422	$1,216,457

Expenses:
Advisory fees	1,995,303	15,316,058	241,241
Distribution fees:
Private Investment Class	5,931	—	—
Personal Investment Class	55	—	—
Reserve Class	87	—	—
Resource Class	2,625	—	—
Total expenses	2,004,001	15,316,058	241,241
Less: Fees waived	(558,685)	(4,288,493)	(48,249)
Net expenses	1,445,316	11,027,565	192,992
Net investment income	13,014,257	83,614,857	1,023,465

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	1,589	126,225	(2,131)
Change in net unrealized appreciation (depreciation ) of investment securities	—	—	(1,229)
Net increase in net assets resulting from operations	$13,015,846	$83,741,082	$1,020,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786	$83,614,857	$32,001,464	$1,023,465	$409,229
Net realized gain (loss)	1,589	122,378	126,225	(173,419)	(2,131)	—
Change in net unrealized appreciation (depreciation)	—	—	—	—	(1,229)	546
Net increase in net assets resulting from operations	13,015,846	6,900,164	83,741,082	31,828,045	1,020,105	409,775

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)	(452,872)	(211,884)	(130,859)	(65,444)
Institutional Class	(12,486,880)	(6,531,709)	(83,145,968)	(31,783,162)	(892,567)	(359,506)
Private Investment Class	(33,109)	(49)	—	—	—	—
Personal Investment Class	(106)	(29)	—	—	—	—
Reserve Class	(73)	(8)	—	—	—	—
Resource Class	(30,224)	(64)	—	—	—	—
Total distributions from net investment income	(13,014,257)	(6,777,786)	(83,598,840)	(31,995,046)	(1,023,426)	(424,950)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)	(6,280,654)	8,722,648	3,540,234	3,038,347
Institutional Class	274,017,647	(5,658,815,850)	1,188,349,123	3,179,390,640	20,226,212	(72,507,974)
Private Investment Class	5,687,030	10,042	—	—	—	—
Personal Investment Class	99	10,023	—	—	—	—
Reserve Class	66	10,005	—	—	—	—
Resource Class	6,686,469	10,055	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)	1,182,068,469	3,188,113,288	23,766,446	(69,469,627)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)	1,182,210,711	3,187,946,287	23,763,125	(69,484,802)

Net assets:
Beginning of year	713,828,854	6,381,907,559	5,769,783,740	2,581,837,453	68,112,074	137,596,876
End of year*	$999,871,175	$713,828,854	$6,951,994,451	$5,769,783,740	$91,875,199	$68,112,074
* Includes accumulated undistributed net investment income	$414,716	$292,338	$162,349	$146,332	$205	$166

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Invesco Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Invesco Premier U.S. Government Money Portfolio and Invesco Premier

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the year ended August 31, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$ 558,685
Invesco Premier U.S. Government Money Portfolio	4,288,493
Invesco Premier Tax-Exempt Portfolio	48,249

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Invesco Premier Portfolio	$222,625,680	$182,771,364	$—
Invesco Premier U.S. Government Money Portfolio	9,887,820	—	—
Invesco Premier Tax-Exempt Portfolio	154,525,555	147,741,115	—

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018		2017
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Invesco Premier Portfolio	$13,014,257	$—	$6,777,786	$—
Invesco Premier U.S. Government Money Portfolio	83,598,840	—	31,995,046	—
Invesco Premier Tax-Exempt Portfolio	102,146	921,280	6,688	418,262

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed tax-exempt Income	Net Unrealized Depreciation — Investments	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$—	$—	$—	$999,454,870	$999,871,175
Invesco Premier U.S. Government Money Portfolio	162,349	—	(3,165)	(44,029)	6,951,879,296	6,951,994,451
Invesco Premier Tax-Exempt Portfolio	—	205	(683)	(30,876)	91,906,553	91,875,199

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Invesco Premier Portfolio	$—	$—	$—
Invesco Premier U.S. Government Money Portfolio	—	44,029	44,029
Invesco Premier Tax-Exempt Portfolio	27,083	3,793	30,876

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier U.S. Government Money Portfolio	$6,958,550,965	$—	$(3,165)	$(3,165)

*

For Invesco Premier U.S. Government Money Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$122,378	$(122,378)	$—
Invesco Premier U.S. Government Money Portfolio	—	—	—
Invesco Premier Tax-Exempt Portfolio	—	—	—

NOTE 10—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,268,396	$14,268,396	32,690,999	$32,690,999
Institutional Class	37,935,755,513	37,935,755,513	33,452,116,722	33,452,116,722

Issued as reinvestment of dividends:
Investor Class	447,710	447,710	209,942	209,942
Institutional Class	26,833,416	26,833,416	8,390,271	8,390,271

Reacquired:
Investor Class	(20,996,760)	(20,996,760)	(24,178,293)	(24,178,293)
Institutional Class	(36,774,239,806)	(36,774,239,806)	(30,281,116,353)	(30,281,116,353)
Net increase in share activity	1,182,068,469	$1,182,068,469	3,188,113,288	$3,188,113,288

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017(b)
	Shares	Amount	Shares	Amount
Sold:
Investor Class	7,938,473	$7,937,702	17,282,087	$17,284,404
Institutional Class	679,992,933	679,928,774	120,080,047	120,092,099

Issued as reinvestment of dividends:
Investor Class	130,335	130,324	65,106	65,106
Institutional Class	677,804	677,743	319,276	319,276

Reacquired:
Investor Class	(4,528,190)	(4,527,792)	(14,311,163)	(14,311,163)
Institutional Class	(660,443,560)	(660,380,305)	(192,919,349)	(192,919,349)
Net increase (decrease) in share activity	23,767,795	$23,766,446	(69,483,996)	$(69,469,627)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.60%	$29,699	0.18	%(c)	0.25	%(c)	1.63	%(c)
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	50,778	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	58,261	0.18		0.25		0.02
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18	(c)	0.25	(c)	1.36	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,409	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,088	0.07		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20	(c)	0.25	(c)	1.06	(c)
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,093	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	10,158	0.10		0.25		0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $29,077, $33,804 and $12,234 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Investor Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,009.60	$0.91	$1,024.30	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,006.20	1.01	1,024.20	1.02	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%
Invesco Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	21.95%
Invesco Premier Tax-Exempt Portfolio	90.02%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%
Invesco Premier U.S. Government Money Portfolio	—	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc.	CM-I-TST-AR-1	10122018 1047

Annual Report to Shareholders	August 31, 2018

Institutional Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objectives and Strategies

5	Fund Composition by Maturity

7	Schedules of Investments

20	Financial Statements

22	Notes to Financial Statements

29	Financial Highlights

30	Report of Independent Registered Public Accounting Firm

31	Fund Expenses

32	Approval of Investment Advisory and Sub-Advisory Contracts

34	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: Bureau of Labor Statistics

2 Source: US Federal Reserve

3 Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds. As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier[1]	14 - 44 days	29 days	62 days	$957.8 million
Invesco Premier U.S. Government Money[2]	17 - 29 days	22 days	103 days	6.9 billion
Invesco Premier Tax-Exempt[3]	4 - 29 days	7 days	7 days	77.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Invesco Premier Tax-Exempt Portfolio

Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/18
	Invesco Premier Portfolio 2-7, 10-11, 14-16	Invesco Premier U.S. Government Money Portfolio 3, 5-6, 8, 12, 14, 16	Invesco Premier Tax-Exempt Portfolio 1-6, 9-11, 13-16
1 - 7	39.7%	38.2%	98.3%
8 - 30	7.9	8.4	0.5
31 - 60	10.8	16.4	1.2	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
61 - 90	10.5	16.6	0.0
91 - 180	21.8	3.6	0.0
181+	9.3	16.8	0.0

1	Alternative minimum tax risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
2

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

3

Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditwor-thiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

4

Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

5

Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

6

Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

7

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

continued on page 6

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

continued from page 5

8

Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.

9

Money market fund risk. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them and you may lose money by investing in the Fund. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

10

Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

11

Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

12

Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

13

Risk of large shareholder redemptions. One or more shareholders hold or control a significant percentage of the Fund’s shares. Redemptions by such shareholder(s) may force the Fund to sell a significant portion of its holdings.

14

US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

15

Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

16

Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

6 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi-Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$3,900	$3,900,000
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	21,100	21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	$28,889,627	$28,883,369
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	10,069,250	10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–47.04%
U.S. Treasury Bills–34.23%(a)
U.S. Treasury Bills	1.91%	09/06/2018	$350,000	$349,962,986
U.S. Treasury Bills	1.91%	09/13/2018	400,000	399,808,993
U.S. Treasury Bills	1.91%-1.96%	10/11/2018	195,000	194,613,925
U.S. Treasury Bills	1.96%-1.99%	10/18/2018	500,000	498,797,334
U.S. Treasury Bills	1.98%	10/25/2018	100,000	99,720,775
U.S. Treasury Bills	2.01%	11/01/2018	100,000	99,677,778
U.S. Treasury Bills	2.02%	11/08/2018	300,000	298,911,255
U.S. Treasury Bills	2.04%	11/15/2018	350,000	348,578,600
U.S. Treasury Bills	2.11%	01/03/2019	65,000	64,544,620
U.S. Treasury Bills	2.12%	01/10/2019	25,000	24,813,333
				2,379,429,599

U.S. Treasury Notes–12.81%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.17%)(b)	2.26%	10/31/2018	361,000	361,136,220
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	2.15%	07/31/2019	50,000	49,999,299
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	2.14%	10/31/2019	110,000	110,016,328
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)(b)	2.09%	01/31/2020	85,000	84,951,530
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	2.12%	04/30/2020	90,000	90,007,013
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	2.13%	07/31/2020	195,000	194,602,776
				890,713,166
Total U.S. Treasury Securities (Cost $ 3,270,142,765)				3,270,142,765

U.S. Government Sponsored Agency Securities–17.12%
Federal Farm Credit Bank (FFCB)–3.79%
Unsec. Bonds (1 mo. USD LIBOR + 0.10%)(b)	2.18%	10/03/2018	3,000	3,000,541
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(b)	1.93%	04/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	2.01%	06/05/2019	15,000	14,999,439
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	09/23/2019	35,000	34,998,141
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	09/25/2019	50,000	49,997,319
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(b)	1.98%	10/08/2019	50,000	49,979,428
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.02%	11/19/2019	25,000	24,984,460
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.02%	12/04/2019	15,000	14,999,511
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(b)	2.01%	12/18/2019	10,000	9,998,760
Unsec. Bonds (1 mo. USD LIBOR + 0.05%)(b)	2.12%	02/21/2020	10,520	10,539,206
Unsec. Global Bonds (1 mo. USD LIBOR — 0.12%)(b)	1.95%	08/28/2019	25,000	24,997,552
				263,494,357

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)–10.69%
Unsec. Bonds (1 mo. USD LIBOR — 0.14%)(b)	1.93%	10/12/2018	$83,000	$83,000,017
Unsec. Bonds (1 mo. USD LIBOR — 0.13%)(b)	1.95%	11/05/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.12%)(b)	1.95%	12/14/2018	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	2.00%	02/04/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	02/11/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.08%)(b)	1.99%	02/11/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.07%)(b)	2.01%	02/19/2019	17,000	17,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.10%)(b)	1.98%	04/18/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	04/22/2019	35,000	35,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.11%)(b)	1.96%	04/22/2019	15,000	15,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.97%	05/17/2019	50,000	50,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	2.00%	06/06/2019	10,000	10,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.01%	10/11/2019	38,000	38,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.06%)(b)	2.01%	10/11/2019	25,000	25,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.99%	12/20/2019	100,000	100,000,000
Unsec. Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.98%	12/27/2019	25,000	25,000,000
Unsec. Disc. Notes(a)	1.97%	10/05/2018	55,000	54,907,267
Unsec. Disc. Notes(a)	2.00%	10/10/2018	5,000	4,990,025
Unsec. Disc. Notes(a)	2.00%	10/12/2018	25,000	24,947,486
Unsec. Global Bonds (1 mo. USD LIBOR — 0.09%)(b)	1.98%	06/14/2019	50,000	50,000,000
				742,844,795

Federal Home Loan Mortgage Corp. (FHLMC)–1.06%
Unsec. Disc. Notes(a)	1.98%	10/11/2018	17,800	17,763,873
Unsec. Disc. Notes(a)	1.99%	10/11/2018	25,000	24,949,120
Unsec. Medium-Term Notes (1 mo. USD LIBOR — 0.10%)(b)	1.98%	08/08/2019	15,000	15,000,000
Series M006, Class A, VRD Taxable MFH Ctfs.(c)	2.06%	10/15/2045	15,868	15,867,631
				73,580,624

Federal National Mortgage Association (FNMA)–0.07%
Unsec. Disc. Notes(a)	1.99%	10/17/2018	5,110	5,097,891

Overseas Private Investment Corp. (OPIC)–1.51%
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.07%	11/15/2025	8,000	8,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	06/15/2025	12,000	12,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	02/15/2028	10,000	10,000,000
Sr. Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(c)	2.11%	08/15/2029	15,000	15,000,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.10%	12/15/2019	4,968	4,968,000
Unsec. Gtd. VRD COP Bonds (3 mo. U.S. Treasury Bill Rate)(c)	2.11%	09/15/2020	45,800	45,800,000
Unsec. Gtd. VRD COP Notes (3 mo. U.S. Treasury Bill Rate)(c)	2.10%	09/15/2022	9,318	9,318,000
				105,086,000
Total U.S. Government Sponsored Agency Securities (Cost $1,190,103,667)				1,190,103,667
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–64.16% (Cost $ 4,460,246,432)				4,460,246,432

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Repurchase Agreements–35.93%(d)
ABN AMRO Bank N.V., joint agreement dated 08/31/2018, aggregate maturing value of $200,043,778 (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $204,000,018; 1.00%-5.00%; 11/30/2018-05/20/2048)	1.97%	09/04/2018	$104,022,764	$104,000,000
Bank of Nova Scotia, joint agreement dated 08/31/2018, aggregate maturing value of $450,098,500 (collateralized by domestic agency mortgage-backed securities valued at $459,000,000; 2.50%-5.00%; 11/01/2024-08/01/2048)	1.97%	09/04/2018	250,054,722	250,000,000
CIBC World Markets Corp., joint agreement dated 08/31/2018, aggregate maturing value of $250,054,722 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 3.00%-4.50%; 11/01/2030-06/20/2048)	1.97%	09/04/2018	154,033,709	154,000,000
Fixed Income Clearing Corp. — Bank of New York Mellon (The), agreement dated 08/31/2018, maturing value of $50,010,889 (collateralized by a U.S. Treasury obligation valued at $51,000,047; 2.38%; 04/15/2021)	1.96%	09/04/2018	50,010,889	50,000,000
ING Financial Markets, LLC, joint term agreement dated 08/03/2018, aggregate maturing value of $371,212,778 (collateralized by domestic agency mortgage-backed securities and a U.S. Treasury obligation valued at $377,398,000; 0%-6.00%; 11/01/2018-08/01/2048)	2.00%	10/01/2018	65,213,056	65,000,000
Lloyds Bank PLC, joint term agreement dated 07/10/2018, aggregate maturing value of $371,274,444 (collateralized by U.S. Treasury obligations valued at $378,448,845; 1.00%-1.75%; 11/30/2019-05/15/2023)	2.00%	09/11/2018	45,155,000	45,000,000
Lloyds Bank PLC, joint term agreement dated 07/18/2018, aggregate maturing value of $130,397,222 (collateralized by U.S. Treasury obligations valued at $133,015,369; 2.75%; 02/28/2025)	2.00%	09/11/2018	75,229,167	75,000,000
Lloyds Bank PLC, joint term agreement dated 08/13/2018, aggregate maturing value of $376,083,750 (collateralized by U.S. Treasury obligations valued at $383,079,634; 2.00%-6.00%; 01/31/2020-02/15/2026)	2.04%	10/05/2018	63,182,070	63,000,000
Lloyds Bank PLC, joint term agreement dated 08/20/2018, aggregate maturing value of $748,561,230 (collateralized by U.S. Treasury obligations valued at $762,272,507; 2.00%-3.50%; 05/15/2020-05/15/2024)	1.98%	09/27/2018	60,125,400	60,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/29/2018, aggregate maturing value of $800,313,829 (collateralized by U.S. Treasury obligations valued at $823,834,431; 0%-4.50%; 09/27/2018-08/15/2047)(e)	1.97%	09/05/2018	100,040,338	100,002,031
Mitsubishi UFJ Trust and Banking Corp., joint term agreement dated 08/29/2018, aggregate maturing value of $2,793,444,635 (collateralized by U.S. Treasury obligations valued at $2,854,775,493; 1.63%-2.25%; 08/31/2022-11/30/2024)(e)	1.97%	09/05/2018	212,862,757	212,781,250
Mizuho Securities (USA) LLC, joint agreement dated 08/31/2018, aggregate maturing value of $300,065,667 (collateralized by U.S. Treasury obligations valued at $306,000,031; 0%-2.50%; 12/06/2018-05/15/2024)	1.97%	09/04/2018	100,021,889	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $1,000,000,000 (collateralized by domestic agency mortgage-backed securities valued at $1,020,571,826; 0%-6.50%; 09/25/2018-03/25/2058)(e)	1.91%	10/31/2018	280,000,000	280,000,000
Royal Bank of Canada, joint agreement dated 08/31/2018, aggregate maturing value of $300,065,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 2.44%-6.00%; 07/01/2027-08/01/2048)	1.97%	09/04/2018	150,032,834	150,000,000
Royal Bank of Canada, joint agreement dated 08/31/2018, aggregate maturing value of $400,086,667 (collateralized by U.S. Treasury obligations valued at $408,000,047; 2.00%; 05/31/2024)	1.95%	09/04/2018	200,043,334	200,000,000
Societe Generale, joint open agreement dated 06/25/2018, (collateralized by U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,026; 0%-7.00%; 11/15/2019-05/15/2053)(f)	1.94%	—	—	100,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2018, aggregate maturing value of $200,043,556 (collateralized by U.S. Treasury obligations valued at $204,737,700; 1.50%; 08/15/2026)	1.96%	09/04/2018	150,032,667	150,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	200,043,778	200,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier U.S. Government Money Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	$139,548,316	$139,518,087
Total Repurchase Agreements (Cost $2,498,301,368)				2,498,301,368
TOTAL INVESTMENTS IN SECURITIES(g)–100.09% (Cost $6,958,547,800)				6,958,547,800
OTHER ASSETS LESS LIABILITIES–(0.09)%				(6,553,349)
NET ASSETS–100.00%				$6,951,994,451

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
Gtd.	– Guaranteed
LIBOR	– London Interbank Offered Rate
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.14%
Alabama–4.46%
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	1.58%	07/01/2040	$ 1,595	$1,595,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)(d)	1.56%	04/01/2028	2,500	2,500,000
				4,095,000

Arizona–0.33%
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	1.56%	06/15/2031	300	300,000

California–1.96%
California (State of); Series 2004 A-9, Ref. VRD Unlimited Tax GO Bonds (LOC–State Street Bank & Trust Co.)(a)(b)	1.29%	05/01/2034	505	505,000
Orange (County of) Water District; Series 2003 A, VRD COP (LOC–Citibank, N.A.)(a)(b)	1.28%	08/01/2042	1,300	1,300,000
				1,805,000

Colorado–0.67%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	02/01/2031	617	617,000

Delaware–1.09%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.57%	05/01/2036	1,000	1,000,000

District of Columbia–2.59%
District of Columbia (Tranche II); Series 1998 A, VRD Multimodal RB (LOC–TD Bank N.A.)(a)(b)	1.54%	08/15/2038	575	575,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD Airport System RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.54%	10/01/2039	1,800	1,800,000
				2,375,000

Florida–5.76%
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	10/01/2021	520	520,000
Miami-Dade (County of); Series 2014 A, VRD Seaport RB (LOC–MUFG Bank, Ltd.)(a)(b)	1.56%	10/01/2050	2,300	2,300,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.60%	11/01/2036	245	245,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.57%	07/01/2032	435	435,000
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(a)(b)	1.56%	11/01/2038	1,790	1,790,000
				5,290,000

Georgia–4.66%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.63%	01/01/2029	585	585,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	1.78%	12/01/2018	100	100,000
Monroe (County of) Development Authority (Oglethorpe Power Corp. Scherer);
Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.55%	01/01/2030	400	400,000
Series 2010 A, Ref. VRD PCR (LOC–Bank of Montreal)(a)(b)	1.58%	01/01/2036	3,000	3,000,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	09/01/2020	200	200,000
				4,285,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–5.04%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	1.56%	12/01/2046	$ 645	$645,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co. (The))(a)(b)	1.55%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	1.64%	12/01/2039	905	905,000
Memorial Health System Obligated Group; Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	2.00%	10/01/2024	925	925,000
Morton Grove (Village of) Holocaust Museum & Educational Center; Series 2006, VRD Cultural Facilities RB (LOC–Bank of America, N.A.)(a)(b)	1.57%	12/01/2041	1,020	1,020,000
				4,635,000

Indiana–4.65%
Huntington (City of) (Huntington University); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	1.67%	08/01/2037	1,120	1,120,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	1.66%	06/01/2035	2,090	2,090,000
Purdue University; Series 2011 A, VRD COP(a)	1.47%	07/01/2035	1,065	1,065,000
				4,275,000

Louisiana–5.15%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	1.60%	12/01/2027	1,400	1,400,000
East Baton Rouge (Parish of) Industrial Development Board (ExxonMobil); Series 2011, VRD Gulf Opportunity Zone IDR (a)	1.52%	12/01/2051	1,368	1,368,000
Louisiana (State of) Offshore Terminal Authority (Loop LLC); Series 2013 B, Ref. VRD Deepwater Port RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.55%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC–Bank of New York Mellon (The))(a)(b)	1.55%	07/01/2047	960	960,000
				4,728,000

Maryland–2.52%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Hospital); Series 2018 B, Commercial Paper Notes	1.50%	10/01/2018	1,100	1,099,653
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–TD Bank, N.A)(a)(b)	1.54%	04/01/2035	1,215	1,215,000
				2,314,653

Massachusetts–2.73%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	1.58%	10/01/2038	1,115	1,115,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(a)(b)	2.00%	03/01/2039	1,395	1,395,000
				2,510,000

Michigan–1.77%
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	1.56%	03/01/2031	1,630	1,630,000

Minnesota–6.00%
Minnetonka (City of) (Minnetonka Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	1.65%	11/15/2031	2,470	2,470,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	1.55%	10/01/2033	3,040	3,040,000
				5,510,000

Mississippi–2.67%
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2010 E, VRD Gulf Opportunity Zone IDR(a)	1.57%	12/01/2030	2,450	2,450,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.08%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	1.56%	11/01/2037	$ 520	$520,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	1.57%	08/01/2038	470	470,000
				990,000

Nebraska–0.21%
Nebraska (State of) Investment Finance Authority (Irvington Heights Apartments); Series 2007 B, VRD MFH RB (LOC–Citibank, N.A.)(a)(b)	2.23%	10/01/2042	190	190,000

New Hampshire–0.82%
New Hampshire (State of) Business Finance Authority; Series 2002 B, VRD Taxable RB(a)	2.09%	11/01/2020	750	750,000

New York–3.68%
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC–Mizuho Bank, Ltd.)(a)(b)	1.54%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	1,000	1,000,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(a)(b)	2.15%	11/01/2049	220	220,000
Series 2016 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(a)(b)	2.12%	11/01/2049	1,060	1,060,000
				3,380,000

North Carolina–3.27%
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(a)	1.46%	12/01/2021	3,000	3,000,000

Ohio–3.25%
Franklin (County of) (OhioHealth Corp.); Series 2009 A, VRD Hospital Facilities RB(a)	1.55%	11/15/2041	2,800	2,800,000
Lorain (County of) Port Authority (St. Ignatius High School); Series 2008, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/02/2038	190	190,000
				2,990,000

Oregon–4.13%
Marion (County of) Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	1.60%	07/01/2027	890	890,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	1.57%	08/01/2034	2,255	2,255,000
Portland (Port of) (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC–Industrial & Commercial Bank of China Ltd.)(a)(b)(e)	1.60%	07/01/2026	645	645,000
				3,790,000

Pennsylvania–5.60%
Delaware River Port Authority; Series 2010 B, Ref. VRD RB (LOC–Barclays Bank PLC)(a)(b)	1.53%	01/01/2026	2,000	2,000,000
Derry (Township of) Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(a)(b)	2.00%	11/01/2030	795	795,000
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD Hospital RB (LOC–PNC Bank, N.A.)(a)(b)	1.56%	06/01/2037	105	105,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.58%	10/15/2025	1,559	1,559,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.64%	12/01/2025	200	200,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	1.65%	08/01/2026	175	175,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	1.56%	11/01/2029	310	310,000
				5,144,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Tax-Exempt Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–11.62%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	1.60%	08/01/2035	$ 3,375	$3,375,000
Houston (City of) (Combined Utility System); Series 2004 B-3, Ref. VRD First Lien RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)	1.57%	05/15/2034	1,700	1,700,000
North Texas Tollway Authority; Series 2009 D, Ref. VRD RB (LOC–Royal Bank of Canada)(a)(b)(c)	1.58%	01/01/2049	2,515	2,515,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)(a)(e)	1.62%	06/01/2041	890	890,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	1.47%	08/01/2025	2,200	2,200,000
				10,680,000

Utah–4.08%
Emery (County of) (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Canadian Imperial Bank of Commerce)(a)(b)	1.58%	11/01/2024	3,750	3,750,000

Virginia–0.98%
Norfolk (City of); Series 2007, VRD Unlimited Tax GO Bonds(a)	1.56%	08/01/2037	900	900,000

Washington–2.56%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.59%	09/01/2049	2,000	2,000,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD MFH RB (LOC–FHLB of San Francisco)(a)(b)	1.59%	11/01/2047	355	355,000
				2,355,000

West Virginia–1.52%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	1.58%	01/01/2034	1,400	1,400,000

Wisconsin–2.29%
Appleton (City of) (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	1.75%	09/01/2019	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	1.56%	10/01/2042	505	505,000
Milwaukee (City of); Series 2017 M-11, School RAN	5.00%	09/27/2018	500	501,074
				2,106,074
Total Municipal Obligations (Cost $89,245,410)				89,244,727
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–97.14% (Cost $89,245,410)				89,244,727

			Repurchase Amount
Repurchase Agreements–2.56%(f)
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2018, aggregate maturing value of $450,099,000 (collateralized by domestic agency mortgage-backed securities valued at $459,524,560; 3.50%; 02/20/2048) (Cost $2,355,450)	1.98%	09/04/2018	2,355,450	2,355,450
TOTAL INVESTMENTS IN SECURITIES(g)(h)–99.70% (Cost $91,600,860)				91,600,177
OTHER ASSETS LESS LIABILITIES–0.30%				275,022
NET ASSETS–100.00%				$91,875,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.5%; other countries less than 5% each: 4.0%.

(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $3,185,000, which represented 3.47% of the Fund’s Net Assets.

(e)	Security subject to the alternative minimum tax.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	Also represents cost for federal income tax purposes.
(h)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Bank	5.2%
Toronto-Dominion Bank (The)	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Assets:
Investments in securities, at value	$815,857,703	$4,460,246,432	$89,244,727
Repurchase agreements, at value	185,383,369	2,498,301,368	2,355,450
Cash	—	552,006	—
Receivable for:
Investments sold	—	—	220,000
Fund shares sold	4,238	716	1,779
Interest	660,770	3,139,917	147,371
Other assets	—	626	—
Total assets	1,001,906,080	6,962,241,065	91,969,327

Liabilities:
Payable for:
Fund shares reacquired	1,025	2,448	—
Amount due custodian	372,895	—	—
Dividends	1,658,675	10,244,166	91,585
Accrued fees to affiliates	2,310	—	6
Accrued operating expenses	—	—	2,537
Total liabilities	2,034,905	10,246,614	94,128
Net assets applicable to shares outstanding	$999,871,175	$6,951,994,451	$91,875,199

Net assets consist of:
Shares of beneficial interest	$999,454,870	$6,951,879,296	$91,906,553
Undistributed net investment income	414,716	162,349	205
Undistributed net realized gain (loss)	1,589	(47,194)	(30,876)
Net unrealized appreciation (depreciation)	—	—	(683)
	$999,871,175	$6,951,994,451	$91,875,199

Net Assets:
Investor Class	$29,698,527	$32,528,902	$14,355,227
Institutional Class	$957,753,720	$6,919,465,549	$77,519,972
Private Investment Class	$5,699,430	$—	$—
Personal Investment Class	$10,126	$—	$—
Reserve Class	$10,076	$—	$—
Resource Class	$6,699,296	$—	$—

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248	32,528,492	14,355,855
Institutional Class	957,357,368	6,919,379,205	77,523,387
Private Investment Class	5,697,072	—	—
Personal Investment Class	10,122	—	—
Reserve Class	10,071	—	—
Resource Class	6,696,524	—	—
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.0000
Cost of Investments	$1,001,241,072	$6,958,547,800	$91,600,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

	Invesco Premier Portfolio	Invesco Premier U.S. Government Money Portfolio	Invesco Premier Tax-Exempt Portfolio
Investment income:
Interest	$14,459,573	$94,642,422	$1,216,457

Expenses:
Advisory fees	1,995,303	15,316,058	241,241
Distribution fees:
Private Investment Class	5,931	—	—
Personal Investment Class	55	—	—
Reserve Class	87	—	—
Resource Class	2,625	—	—
Total expenses	2,004,001	15,316,058	241,241
Less: Fees waived	(558,685)	(4,288,493)	(48,249)
Net expenses	1,445,316	11,027,565	192,992
Net investment income	13,014,257	83,614,857	1,023,465

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	1,589	126,225	(2,131)
Change in net unrealized appreciation (depreciation ) of investment securities	—	—	(1,229)
Net increase in net assets resulting from operations	$13,015,846	$83,741,082	$1,020,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786	$83,614,857	$32,001,464	$1,023,465	$409,229
Net realized gain (loss)	1,589	122,378	126,225	(173,419)	(2,131)	—
Change in net unrealized appreciation (depreciation)	—	—	—	—	(1,229)	546
Net increase in net assets resulting from operations	13,015,846	6,900,164	83,741,082	31,828,045	1,020,105	409,775

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)	(452,872)	(211,884)	(130,859)	(65,444)
Institutional Class	(12,486,880)	(6,531,709)	(83,145,968)	(31,783,162)	(892,567)	(359,506)
Private Investment Class	(33,109)	(49)	—	—	—	—
Personal Investment Class	(106)	(29)	—	—	—	—
Reserve Class	(73)	(8)	—	—	—	—
Resource Class	(30,224)	(64)	—	—	—	—
Total distributions from net investment income	(13,014,257)	(6,777,786)	(83,598,840)	(31,995,046)	(1,023,426)	(424,950)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)	(6,280,654)	8,722,648	3,540,234	3,038,347
Institutional Class	274,017,647	(5,658,815,850)	1,188,349,123	3,179,390,640	20,226,212	(72,507,974)
Private Investment Class	5,687,030	10,042	—	—	—	—
Personal Investment Class	99	10,023	—	—	—	—
Reserve Class	66	10,005	—	—	—	—
Resource Class	6,686,469	10,055	—	—	—	—
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)	1,182,068,469	3,188,113,288	23,766,446	(69,469,627)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)	1,182,210,711	3,187,946,287	23,763,125	(69,484,802)

Net assets:
Beginning of year	713,828,854	6,381,907,559	5,769,783,740	2,581,837,453	68,112,074	137,596,876
End of year*	$999,871,175	$713,828,854	$6,951,994,451	$5,769,783,740	$91,875,199	$68,112,074
* Includes accumulated undistributed net investment income	$414,716	$292,338	$162,349	$146,332	$205	$166

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class. On September 1, 2016, Invesco Premier Portfolio began offering Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. Invesco Premier U.S. Government Money Portfolio and Invesco Premier

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

On October 12, 2016, pursuant to new rules and regulations effective October 14, 2016, Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, began to price and transact in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which will be valued at amortized cost. These rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAVs to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations — Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.

Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the year ended August 31, 2018, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$ 558,685
Invesco Premier U.S. Government Money Portfolio	4,288,493
Invesco Premier Tax-Exempt Portfolio	48,249

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Invesco Premier Portfolio	$222,625,680	$182,771,364	$—
Invesco Premier U.S. Government Money Portfolio	9,887,820	—	—
Invesco Premier Tax-Exempt Portfolio	154,525,555	147,741,115	—

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018		2017
	Ordinary Income	Ordinary Income-Tax- Exempt	Ordinary Income	Ordinary Income-Tax- Exempt
Invesco Premier Portfolio	$13,014,257	$—	$6,777,786	$—
Invesco Premier U.S. Government Money Portfolio	83,598,840	—	31,995,046	—
Invesco Premier Tax-Exempt Portfolio	102,146	921,280	6,688	418,262

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed tax-exempt Income	Net Unrealized Depreciation — Investments	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$—	$—	$—	$999,454,870	$999,871,175
Invesco Premier U.S. Government Money Portfolio	162,349	—	(3,165)	(44,029)	6,951,879,296	6,951,994,451
Invesco Premier Tax-Exempt Portfolio	—	205	(683)	(30,876)	91,906,553	91,875,199

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2018 which expires as follows:

	Short-Term
Fund	08/31/19	Not Subject to Expiration	Total*
Invesco Premier Portfolio	$—	$—	$—
Invesco Premier U.S. Government Money Portfolio	—	44,029	44,029
Invesco Premier Tax-Exempt Portfolio	27,083	3,793	30,876

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2018
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Premier U.S. Government Money Portfolio	$6,958,550,965	$—	$(3,165)	$(3,165)

*

For Invesco Premier U.S. Government Money Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018 the following reclassifications were made. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Invesco Premier Portfolio	$122,378	$(122,378)	$—
Invesco Premier U.S. Government Money Portfolio	—	—	—
Invesco Premier Tax-Exempt Portfolio	—	—	—

NOTE 10—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Share Information—(continued)

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	14,268,396	$14,268,396	32,690,999	$32,690,999
Institutional Class	37,935,755,513	37,935,755,513	33,452,116,722	33,452,116,722

Issued as reinvestment of dividends:
Investor Class	447,710	447,710	209,942	209,942
Institutional Class	26,833,416	26,833,416	8,390,271	8,390,271

Reacquired:
Investor Class	(20,996,760)	(20,996,760)	(24,178,293)	(24,178,293)
Institutional Class	(36,774,239,806)	(36,774,239,806)	(30,281,116,353)	(30,281,116,353)
Net increase in share activity	1,182,068,469	$1,182,068,469	3,188,113,288	$3,188,113,288

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017(b)
	Shares	Amount	Shares	Amount
Sold:
Investor Class	7,938,473	$7,937,702	17,282,087	$17,284,404
Institutional Class	679,992,933	679,928,774	120,080,047	120,092,099

Issued as reinvestment of dividends:
Investor Class	130,335	130,324	65,106	65,106
Institutional Class	677,804	677,743	319,276	319,276

Reacquired:
Investor Class	(4,528,190)	(4,527,792)	(14,311,163)	(14,311,163)
Institutional Class	(660,443,560)	(660,380,305)	(192,919,349)	(192,919,349)
Net increase (decrease) in share activity	23,767,795	$23,766,446	(69,483,996)	$(69,469,627)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 9% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Effective October 12, 2016, Invesco Premier Tax-Exempt Portfolio’s shares sold, reinvested, and reacquired began transacting at each class’ floating NAV per share calculated to four decimal places.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 11—Financial Highlights

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with feewaivers and/or expenses reimbursements		Ratio of expenses to average net assets without fee waivers and/or expenses reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.60%	$957,754	0.18	%(c)	0.25	%(c)	1.63	%(c)
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.04	6,704,767	0.18		0.25		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	9,324,369	0.18		0.25		0.02
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18	(c)	0.25	(c)	1.36	(c)
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,397,561	0.09		0.25		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,380,531	0.07		0.25		0.02
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20	(c)	0.25	(c)	1.06	(c)
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	115,021	0.06		0.25		0.03
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	119,884	0.10		0.25		0.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $765,406, $6,092,614 and $84,264 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and Institutional Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) (formerly Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

30                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,009.50	$0.91	$1,024.30	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,000.00	0.91	1,024.30	0.92	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,006.20	1.01	1,024.20	1.02	0.20

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

31                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

32                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

33                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%
Invesco Premier U.S. Government Money Portfolio	0.00%	0.00%	0.00%	21.95%
Invesco Premier Tax-Exempt Portfolio	90.02%	0.00%	0.00%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%
Invesco Premier U.S. Government Money Portfolio	—	100.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

34                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-2	10242018 1539

Annual Report to Shareholders	August 31, 2018

Resource Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objective and Strategy

4	Fund Composition by Maturity

5	Principal Risks of Investing in the Fund

6	Schedule of Investment

10	Financial Statements

12	Notes to Financial Statements

17	Financial Highlights

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

22	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2017, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: Bureau of Labor Statistics

2 Source: US Federal Reserve

3 Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Resource Class data as of 8/31/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	14 – 44 days	29 days	62 days	$6.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity

In days, as of 8/31/18
Invesco
Premier
Portfolio
1 - 7	39.7%
8 - 30	7.9
31 - 60	10.8
61 - 90	10.5
91 - 180	21.8
181+	9.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

    Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

    Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

    Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

    Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

    Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

    Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

    Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

    US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

    Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi–Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	3,900	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$21,100	$21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	28,889,627	28,883,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	$10,069,250	$10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$815,857,703
Repurchase agreements, at value	185,383,369
Receivable for:
Fund shares sold	4,238
Interest	660,770
Total assets	1,001,906,080

Liabilities:
Payable for:
Fund shares reacquired	1,025
Amount due custodian	372,895
Dividends	1,658,675
Accrued fees to affiliates	2,310
Total liabilities	2,034,905
Net assets applicable to shares outstanding	$999,871,175

Net assets consist of:
Shares of beneficial interest	$999,454,870
Undistributed net investment income	414,716
Undistributed net realized gain	1,589
$999,871,175

Net Assets:
Investor Class	$29,698,527
Institutional Class	$957,753,720
Private Investment Class	$5,699,430
Personal Investment Class	$10,126
Reserve Class	$10,076
Resource Class	$6,699,296

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248
Institutional Class	957,357,368
Private Investment Class	5,697,072
Personal Investment Class	10,122
Reserve Class	10,071
Resource Class	6,696,524
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$1,001,241,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

Invesco Premier Portfolio
Investment income:
Interest	$14,459,573

Expenses:
Advisory fees	1,995,303
Distribution fees:
Private Investment Class	5,931
Personal Investment Class	55
Reserve Class	87
Resource Class	2,625
Total expenses	2,004,001
Less: Fees waived	(558,685)
Net expenses	1,445,316
Net investment income	13,014,257

Realized and unrealized gain from:
Net realized gain from Investment securities	1,589
Net increase in net assets resulting from operations	$13,015,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio
	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786
Net realized gain	1,589	122,378
Net increase in net assets resulting from operations	13,015,846	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)
Institutional Class	(12,486,880)	(6,531,709)
Private Investment Class	(33,109)	(49)
Personal Investment Class	(106)	(29)
Reserve Class	(73)	(8)
Resource Class	(30,224)	(64)
Total distributions from net investment income	(13,014,257)	(6,777,786)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)
Institutional Class	274,017,647	(5,658,815,850)
Private Investment Class	5,687,030	10,042
Personal Investment Class	99	10,023
Reserve Class	66	10,005
Resource Class	6,686,469	10,055
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)

Net assets:
Beginning of year	713,828,854	6,381,907,559
End of year*	$999,871,175	$713,828,854
* Includes accumulated undistributed net investment income	$414,716	$292,338

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

Effective December 15, 2017, Premier Portfolio changed its name to Invesco Premier Portfolio. The registrant’s name, AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), remained the same. Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements,

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2018, the Adviser waived advisory fees of $558,685.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, the Fund engaged in securities purchases of $222,625,680 and securities sales of $182,771,364, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018	2017
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$13,014,257	$6,777,786

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$999,454,870	$999,871,175

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018, undistributed net investment income was increased by $122,378 and undistributed net realized gain was decreased by $122,378. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.45%	$6,699	0.34	%(c)	0.41	%(c)	1.47	%(c)
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34		0.41		0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,641.
(d)	Commencement date of September 1, 2016.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Resource Class Shareholders of Invesco Premier Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) (formerly Premier Portfolio) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period [2]
Invesco Premier Portfolio	$1,000.00	$1,008.60	$1.72	$1,023.49	$1.73	0.34%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-4	10122018 1021

Annual Report to Shareholders	August 31, 2018

Private Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objective and Strategy

4	Fund Composition by Maturity

5	Principal Risks of Investing in the Fund

6	Schedule of Investment

10	Financial Statements

12	Notes to Financial Statements

17	Financial Highlights

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

22	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: Bureau of Labor Statistics

2 Source: US Federal Reserve

3 Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Private Investment Class data as of 8/31/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	14 – 44 days	29 days	62 days	$5.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity

In days, as of 8/31/18
Invesco
Premier
Portfolio
1 - 7	39.7%
8 - 30	7.9
31 - 60	10.8
61 - 90	10.5
91 - 180	21.8
181+	9.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

    Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

    Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

    Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

    Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

    Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

    Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

    Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

    US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

    Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi–Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	3,900	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$21,100	$21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	28,889,627	28,883,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	$10,069,250	$10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$815,857,703
Repurchase agreements, at value	185,383,369
Receivable for:
Fund shares sold	4,238
Interest	660,770
Total assets	1,001,906,080

Liabilities:
Payable for:
Fund shares reacquired	1,025
Amount due custodian	372,895
Dividends	1,658,675
Accrued fees to affiliates	2,310
Total liabilities	2,034,905
Net assets applicable to shares outstanding	$999,871,175

Net assets consist of:
Shares of beneficial interest	$999,454,870
Undistributed net investment income	414,716
Undistributed net realized gain	1,589
$999,871,175

Net Assets:
Investor Class	$29,698,527
Institutional Class	$957,753,720
Private Investment Class	$5,699,430
Personal Investment Class	$10,126
Reserve Class	$10,076
Resource Class	$6,699,296

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248
Institutional Class	957,357,368
Private Investment Class	5,697,072
Personal Investment Class	10,122
Reserve Class	10,071
Resource Class	6,696,524
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$1,001,241,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

Invesco Premier Portfolio
Investment income:
Interest	$14,459,573

Expenses:
Advisory fees	1,995,303
Distribution fees:
Private Investment Class	5,931
Personal Investment Class	55
Reserve Class	87
Resource Class	2,625
Total expenses	2,004,001
Less: Fees waived	(558,685)
Net expenses	1,445,316
Net investment income	13,014,257

Realized and unrealized gain from:
Net realized gain from Investment securities	1,589
Net increase in net assets resulting from operations	$13,015,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio
	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786
Net realized gain	1,589	122,378
Net increase in net assets resulting from operations	13,015,846	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)
Institutional Class	(12,486,880)	(6,531,709)
Private Investment Class	(33,109)	(49)
Personal Investment Class	(106)	(29)
Reserve Class	(73)	(8)
Resource Class	(30,224)	(64)
Total distributions from net investment income	(13,014,257)	(6,777,786)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)
Institutional Class	274,017,647	(5,658,815,850)
Private Investment Class	5,687,030	10,042
Personal Investment Class	99	10,023
Reserve Class	66	10,005
Resource Class	6,686,469	10,055
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)

Net assets:
Beginning of year	713,828,854	6,381,907,559
End of year*	$999,871,175	$713,828,854
* Includes accumulated undistributed net investment income	$414,716	$292,338

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

Effective December 15, 2017, Premier Portfolio changed its name to Invesco Premier Portfolio. The registrant’s name, AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), remained the same. Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements,

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2018, the Adviser waived advisory fees of $558,685.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, the Fund engaged in securities purchases of $222,625,680 and securities sales of $182,771,364, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018	2017
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$13,014,257	$6,777,786

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$999,454,870	$999,871,175

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018, undistributed net investment income was increased by $122,378 and undistributed net realized gain was decreased by $122,378. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.30%	$5,699	0.48	%(c)	0.55	%(c)	1.33	%(c)
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48		0.55		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $1,977.
(d)	Commencement date of September 1, 2016.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and Private Investment Class Shareholders of Invesco Premier Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) (formerly Premier Portfolio) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,008.00	$2.43	$1,022.79	$2.45	0.48%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-5	10112018 0850

Annual Report to Shareholders	August 31, 2018

Personal Investment Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objective and Strategy

4	Fund Composition by Maturity

5	Principal Risks of Investing in the Fund

6	Schedule of Investment

10	Financial Statements

12	Notes to Financial Statements

17	Financial Highlights

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

22	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: Bureau of Labor Statistics

2 Source: US Federal Reserve

3 Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Personal Investment Class data as of 8/31/18
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	14 – 44 days	29 days	62 days	$10.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity

In days, as of 8/31/18
Invesco
Premier
Portfolio
1 - 7	39.7%
8 - 30	7.9
31 - 60	10.8
61 - 90	10.5
91 - 180	21.8
181+	9.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

    Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

    Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

    Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

    Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

    Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

    Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

    Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

    US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

    Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi–Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	3,900	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$21,100	$21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	28,889,627	28,883,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	$10,069,250	$10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$815,857,703
Repurchase agreements, at value	185,383,369
Receivable for:
Fund shares sold	4,238
Interest	660,770
Total assets	1,001,906,080

Liabilities:
Payable for:
Fund shares reacquired	1,025
Amount due custodian	372,895
Dividends	1,658,675
Accrued fees to affiliates	2,310
Total liabilities	2,034,905
Net assets applicable to shares outstanding	$999,871,175

Net assets consist of:
Shares of beneficial interest	$999,454,870
Undistributed net investment income	414,716
Undistributed net realized gain	1,589
$999,871,175

Net Assets:
Investor Class	$29,698,527
Institutional Class	$957,753,720
Private Investment Class	$5,699,430
Personal Investment Class	$10,126
Reserve Class	$10,076
Resource Class	$6,699,296

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248
Institutional Class	957,357,368
Private Investment Class	5,697,072
Personal Investment Class	10,122
Reserve Class	10,071
Resource Class	6,696,524
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$1,001,241,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

Invesco Premier Portfolio
Investment income:
Interest	$14,459,573

Expenses:
Advisory fees	1,995,303
Distribution fees:
Private Investment Class	5,931
Personal Investment Class	55
Reserve Class	87
Resource Class	2,625
Total expenses	2,004,001
Less: Fees waived	(558,685)
Net expenses	1,445,316
Net investment income	13,014,257

Realized and unrealized gain from:
Net realized gain from Investment securities	1,589
Net increase in net assets resulting from operations	$13,015,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio
	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786
Net realized gain	1,589	122,378
Net increase in net assets resulting from operations	13,015,846	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)
Institutional Class	(12,486,880)	(6,531,709)
Private Investment Class	(33,109)	(49)
Personal Investment Class	(106)	(29)
Reserve Class	(73)	(8)
Resource Class	(30,224)	(64)
Total distributions from net investment income	(13,014,257)	(6,777,786)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)
Institutional Class	274,017,647	(5,658,815,850)
Private Investment Class	5,687,030	10,042
Personal Investment Class	99	10,023
Reserve Class	66	10,005
Resource Class	6,686,469	10,055
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)

Net assets:
Beginning of year	713,828,854	6,381,907,559
End of year*	$999,871,175	$713,828,854
* Includes accumulated undistributed net investment income	$414,716	$292,338

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

Effective December 15, 2017, Premier Portfolio changed its name to Invesco Premier Portfolio. The registrant’s name, AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), remained the same. Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements,

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2018, the Adviser waived advisory fees of $558,685.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, the Fund engaged in securities purchases of $222,625,680 and securities sales of $182,771,364, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018	2017
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$13,014,257	$6,777,786

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$999,454,870	$999,871,175

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018, undistributed net investment income was increased by $122,378 and undistributed net realized gain was decreased by $122,378. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.05%	$10	0.73	%(c)	0.80	%(c)	1.08	%(c)
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68		0.80		0.13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and Personal Investment Class Shareholders of Invesco Premier Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) (formerly Premier Portfolio) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,006.80	$3.69	$1,021.53	$3.72	0.73%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-6	10112018 0850

Annual Report to Shareholders	August 31, 2018

Reserve Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objective and Strategy

4	Fund Composition by Maturity

5	Principal Risks of Investing in the Fund

6	Schedule of Investment

10	Financial Statements

12	Notes to Financial Statements

17	Financial Highlights

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

22	Tax Information

T-1	Trustees and Officers

Unless otherwise stated, information presented in this report is as of August 31, 2018, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2018. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

Throughout the fiscal year, US economic data remained positive; economic growth in the second quarter of 2018 was particularly strong. The US economy continued to add jobs, pushing the unemployment rate to 3.9% at the close of the fiscal year, while inflation remained subdued.1 Against this backdrop, the US Federal Reserve (the Fed) raised the federal funds target rate from a range of 1.00% to 1.25% at the start of the reporting period to a range of 1.75% to 2.00% at the close of the reporting period. This was accomplished with three 0.25% rate hikes in December 2017, and in March and June 2018.2 Working against these positive developments, however, were global macroeconomic headwinds in the form of geopolitical trade tension, sub-optimal inflation, and the lingering unknown of Brexit – the decision by UK voters to leave the European Union. These headwinds, coupled with continued low US inflation, could limit future Fed rate hikes in the near-term.

    Short-term yields increased primarily due to the Fed’s three increases in the fed funds rate over the reporting period. For example, the 3-month US Treasury bill yielded 2.11% on August 31, 2018, up 110 basis points from a year earlier.3 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar Libor increased 100 basis points to 2.32% over the reporting period.3

    As 2018 progresses, it remains to be seen whether the Fed will raise the fed funds rate at a slower pace than investors witnessed over the fiscal year. In its August 2018 meeting, the last during the fiscal year, the Federal Open Market Committee left the rate unchanged but upgraded its assessment of the US economy stating that, “the labor market continues to strengthen and economic activity has been rising at a strong rate.”2

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

1 Source: Bureau of Labor Statistics

2 Source: US Federal Reserve

3 Source: Bloomberg

2 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

Among the many important lessons I’ve learned in more than 40 years in a variety of business endeavors is the value of a trusted advocate.

    As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment, including but not limited to:

∎ Monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions.

∎ Assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus.

∎	Monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    I trust the measures outlined above provide assurance that you have a worthy advocate when it comes to choosing the Invesco Funds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Reserve Class data as of 8/31/18

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Invesco Premier	14 - 44 days	29 days	62 days	$10.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Fund Composition by Maturity

In days, as of 8/31/18
Invesco Premier Portfolio
1 - 7	39.7%
8 - 30	7.9
31 - 60	10.8
61 - 90	10.5
91 - 180	21.8
181+	9.3

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

4 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Principal Risks of Investing in the Fund

Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

    Debt securities risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

    Foreign securities and credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

    Management risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

    Market risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

    Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

    Municipal securities risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

    Repurchase agreement risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.

    US government obligations risk. Obligations of US government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the US government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the US government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

    Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.

    Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.

5 AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2018

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–51.23%(a)
Asset-Backed Securities — Consumer Receivables–0.99%
Old Line Funding, LLC (CEP–Royal Bank of Canada)	2.44%	12/17/2018	$10,000	$9,857,901

Asset-Backed Securities — Fully Supported–5.27%
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.07%	09/04/2018	7,725	7,725,000
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.05%	09/07/2018	5,000	4,999,146
Bennington Stark Capital Co., LLC (CEP–Societe Generale S.A.)(b)(d)	2.13%	09/10/2018	5,000	4,998,233
Ebury Finance LLC (Multi–CEP’s)(b)(d)	2.00%	09/04/2018	10,000	10,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.) (1 mo. USD LIBOR + 0.45%)(b)(c)(d)	2.52%	10/09/2018	15,000	15,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(d)	2.48%	01/02/2019	10,000	9,918,334
				52,640,713

Asset-Backed Securities — Fully Supported Bank–10.98%
Albion Capital LLC (CEP–MUFG Bank, Ltd.)(d)	2.19%	10/22/2018	5,000	4,985,467
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.17%	09/04/2018	15,000	14,999,978
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.24%	09/04/2018	5,000	5,000,022
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.15%	09/26/2018	5,000	4,993,461
Anglesea Funding LLC (Multi–CEP’s)(b)(d)	2.21%	11/01/2018	5,000	4,982,278
Cedar Springs Capital Co., LLC (Multi–CEP’s)(b)(d)	2.07%	09/04/2018	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.11%)(b)(c)	2.45%	02/01/2019	5,000	5,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC) (3 mo. USD LIBOR + 0.12%)(b)(c)	2.44%	02/14/2019	5,000	5,000,000
Institutional Secured Funding LLC (Multi–CEP’s)(d)	2.02%	09/04/2018	10,000	10,000,000
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(d)	2.23%	10/31/2018	15,000	14,947,275
Mountcliff Funding LLC (Multi–CEP’s)(b)(d)	2.36%	11/01/2018	25,000	24,905,347
Nieuw Amsterdam Receivables Corp. (CEP–Cooperatieve Rabobank UA)(b)(d)	2.15%	09/04/2018	10,000	10,000,000
				109,813,828

Asset-Backed Securities — Multi–Purpose–1.49%
Versailles Commercial Paper LLC(b)	2.26%	11/05/2018	15,000	14,941,875

Consumer Finance–1.00%
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.25%)(c)(d)	2.33%	04/11/2019	10,000	10,000,000

Diversified Banks–23.72%
Australia & New Zealand Banking Group, Ltd.(b)(d)	2.44%	01/02/2019	10,000	9,919,666
Bank of China Ltd.(b)(d)	2.14%	09/24/2018	800	799,049
Bank of China Ltd.(d)	2.16%	10/03/2018	3,500	3,493,910
Bank of China Ltd.(d)	2.18%	10/05/2018	535	534,000
Bank of China Ltd.(d)	2.20%	10/11/2018	1,000	997,749
BNG Bank N.V.(b)(d)	2.05%	09/14/2018	25,000	24,985,764
CIBC World Markets Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	08/01/2019	10,000	10,000,000
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.26%)(b)(c)(d)	2.32%	12/28/2018	20,000	20,000,000
DBS Bank Ltd.(b)(d)	2.31%	12/03/2018	10,000	9,942,625
DBS Bank Ltd.(b)(d)	2.48%	01/16/2019	5,000	4,954,403
Dexia Credit Local S.A.(d)	2.54%	02/20/2019	10,000	9,882,639
HSBC Bank PLC (1 mo. USD LIBOR + 0.43%)(c)(d)	2.51%	10/03/2018	20,000	20,000,000
HSBC Bank PLC (1 mo. USD LIBOR + 0.46%)(b)(c)(d)	2.52%	03/27/2019	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Industrial & Commercial Bank of China Ltd.(b)(d)	2.34%	09/07/2018	$5,000	$4,999,029
ING (US) Funding LLC (1 mo. USD LIBOR + 0.27%)(c)(d)	2.35%	04/01/2019	10,000	10,000,000
ING (US) Funding LLC (1 mo. USD LIBOR + 0.30%)(c)(d)	2.38%	03/04/2019	10,000	10,000,000
J.P. Morgan Securities LLC (3 mo. USD LIBOR + 0.10%)(c)	2.44%	02/04/2019	10,000	10,000,000
Natixis(d)	2.37%	12/14/2018	5,000	4,967,047
Natixis(d)	2.43%	12/14/2018	5,000	4,966,181
NRW Bank(b)(d)	2.11%	09/28/2018	8,000	7,988,800
NRW Bank(b)(d)	2.12%	10/11/2018	15,000	14,967,471
Oversea-Chinese Banking Corp. Ltd.(b)(d)	2.46%	12/18/2018	6,000	5,957,475
Toronto-Dominion Bank (The)(b)(d)	2.44%	12/18/2018	13,000	12,908,621
United Overseas Bank Ltd.(b)(d)	2.45%	11/19/2018	10,000	9,948,911
Westpac Banking Corp. (1 mo. USD LIBOR + 0.23%)(b)(c)(d)	2.31%	01/02/2019	20,000	20,000,000
				237,213,340

Diversified Capital Markets–3.00%
UBS AG (1 mo. USD LIBOR + 0.32%)(c)(d)	2.39%	03/12/2019	20,000	20,000,000
UBS AG (1 mo. USD LIBOR + 0.33%)(b)(c)(d)	2.41%	12/28/2018	10,000	10,000,000
				30,000,000

Specialized Finance–4.78%
ABN AMRO Funding USA LLC(b)(d)	2.37%	11/21/2018	10,000	9,949,083
CDP Financial Inc.(b)(d)	2.36%	11/30/2018	10,000	9,943,450
CDP Financial Inc.(b)(d)	2.44%	12/19/2018	10,000	9,929,039
Nederlandse Waterschapsbank N.V.(b)(d)	2.10%	10/10/2018	3,000	2,993,716
Nederlandse Waterschapsbank N.V.(b)(d)	2.11%	10/10/2018	15,000	14,968,499
				47,783,787
Total Commercial Paper (Cost $512,251,444)				512,251,444

Certificates of Deposit–17.00%
Australia & New Zealand Banking Group, Ltd.(d)	1.91%	09/04/2018	25,000	25,000,000
Bank of Montreal(d)	2.10%	10/05/2018	20,000	20,000,000
Bank of Montreal(d)	2.44%	01/24/2019	5,000	5,000,000
China Construction Bank Corp.(d)	2.27%	09/14/2018	5,000	5,000,000
China Construction Bank Corp.(d)	2.17%	09/28/2018	20,000	20,000,000
KBC Bank N.V.(d)	2.12%	09/12/2018	10,000	10,000,000
KBC Bank N.V. (Belgium)(d)	2.22%	10/22/2018	10,000	9,970,515
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	12/07/2018	15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.26%)(c)(d)	2.34%	01/03/2019	5,000	5,000,000
Natixis (1 mo. USD LIBOR + 0.38%)(c)(d)	2.46%	11/01/2018	10,000	10,000,000
Sumitomo Mitsui Trust Bank, Ltd.(d)	1.94%	09/04/2018	10,000	10,000,000
Svenska Handelsbanken AB (1 mo. USD LIBOR + 0.24%)(c)(d)	2.32%	04/01/2019	10,000	10,000,000
Toronto-Dominion Bank (The) (1 mo. USD LIBOR + 0.28%)(c)(d)	2.35%	08/23/2019	5,000	5,000,000
Wells Fargo Bank, N.A. (1 mo. USD LIBOR + 0.25%)(c)	2.33%	01/04/2019	20,000	20,000,000
Total Certificates of Deposit (Cost $169,970,515)				169,970,515

Variable Rate Demand Notes–9.37%(e)
Credit Enhanced–9.37%
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	2.00%	11/01/2030	11,310	11,310,000
Hart Family Holdings LLC; Series 2011, VRD Taxable Option Notes (LOC–FHLB of Dallas)(f)	2.08%	12/01/2031	10,890	10,890,000
Jets Stadium Development, LLC; Series 2014 A-4B, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	3,900	3,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Jets Stadium Development, LLC; Series 2014 A-4C, VRD Bonds (LOC–Sumitomo Mitsui Banking Corp.)(b)(d)(f)	2.08%	04/01/2047	$21,100	$21,100,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.)(f)	2.03%	05/01/2037	12,400	12,400,000
Lebanon (County of) Pennsylvania Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(f)	1.57%	10/15/2025	140	140,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	2.00%	03/01/2039	8,900	8,900,000
New York (State of) Housing Finance Agency (572 11th Ave.); Series 2017 A, VRD RB (LOC–Bank of China Ltd.)(f)	2.12%	11/01/2049	450	450,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2014 B, VRD RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,550	12,550,000
New York (State of) Housing Finance Agency (Manhattan West Residential Housing); Series 2015 B-1, VRD Taxable RB (LOC–Bank of China Ltd.)(f)	2.15%	11/01/2049	12,000	12,000,000
Total Variable Rate Demand Notes (Cost $93,640,000)				93,640,000

U.S. Treasury Bills–4.00%(a)
U.S. Treasury Bills (Cost $39,995,744)	1.92%	09/06/2018	40,000	39,995,744
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–81.60% (Cost $815,857,703)				815,857,703

			Repurchase Amount
Repurchase Agreements–18.54%(g)
Bank of Nova Scotia, agreement dated 08/31/2018, maturing value of $11,002,457 (collateralized by a foreign corporate obligation and a U.S. Treasury obligation valued at $11,220,027; 1.25%-1.63%; 07/26/2019-05/15/2026)(d)	2.01%	09/04/2018	11,002,457	11,000,000
BMO Capital Markets Corp., agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations and domestic non-agency asset-backed securities valued at $15,750,001; 1.89%-4.75%; 12/13/2019-02/25/2066)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018, (collateralized by U.S. Treasury obligations valued at $173,400,241; 1.38%-2.88%; 09/30/2018-08/15/2028)(h)	2.91%	—	—	13,500,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $12,004,737 (collateralized by a foreign non-agency asset-backed security, a domestic non-agency asset-backed security and domestic non-agency mortgage-backed securities valued at $12,600,000; 1.08%-7.87%; 11/15/2026-02/12/2049)(d)(i)	2.03%	09/04/2018	12,004,737	12,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 08/28/2018, maturing value of $5,002,051 (collateralized by foreign corporate obligations, domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $5,500,000; 0%-6.50%; 05/31/2019-01/25/2036)(d)(i)	2.11%	09/04/2018	5,002,051	5,000,000
ING Financial Markets, LLC, agreement dated 08/31/2018, maturing value of $20,004,689 (collateralized by domestic and foreign corporate obligations valued at $22,000,371; 4.88%-8.75%; 06/01/2020-03/01/2078)(d)	2.11%	09/04/2018	20,004,689	20,000,000
J.P. Morgan Securities LLC, joint open agreement dated 08/09/2018, (collateralized by domestic non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $33,000,000; 0%-7.38%; 10/15/2032-01/15/2049)(h)	2.71%	—	—	5,000,000
RBC Capital Markets LLC, agreement dated 08/31/2018, maturing value of $15,003,350 (collateralized by domestic and foreign corporate obligations valued at $15,750,062; 0%-8.45%; 12/15/2019-07/15/2064)(d)	2.01%	09/04/2018	15,003,350	15,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $760,166,356 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $775,200,000; 0%-6.50%; 10/15/2018-01/01/2049)	1.97%	09/04/2018	50,010,944	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 08/31/2018, aggregate maturing value of $765,165,750 (collateralized by U.S. Treasury obligations valued at $780,300,052; 0%-7.25%; 09/06/2018-02/15/2047)	1.95%	09/04/2018	28,889,627	28,883,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco Premier Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Wells Fargo Securities, LLC, joint term agreement dated 08/31/2018, aggregate maturing value of $236,627,375 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, foreign corporate obligations and U.S. government sponsored agency obligations valued at $247,289,911; 0%-4.94%; 05/29/2020-02/25/2058)	2.77%	11/29/2018	$10,069,250	$10,000,000
Total Repurchase Agreements (Cost $185,383,369)				185,383,369
TOTAL INVESTMENTS IN SECURITIES(j)(k)–100.14% (Cost $1,001,241,072)				1,001,241,072
OTHER ASSETS LESS LIABILITIES–(0.14)%				(1,369,897)
NET ASSETS–100.00%				$999,871,175

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
RB	– Revenue Bonds
USD	– U.S. Dollar
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $407,566,550, which represented 40.76% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(d)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 14.3%; Canada: 11.4%; France: 10.2%; Australia: 7.5%; Japan: 7.0%; Switzerland: 5.2%; other countries less than 5% each: 16.4%.

(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2018.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2018

Invesco Premier Portfolio
Assets:
Investments in securities, at value	$815,857,703
Repurchase agreements, at value	185,383,369
Receivable for:
Fund shares sold	4,238
Interest	660,770
Total assets	1,001,906,080

Liabilities:
Payable for:
Fund shares reacquired	1,025
Amount due custodian	372,895
Dividends	1,658,675
Accrued fees to affiliates	2,310
Total liabilities	2,034,905
Net assets applicable to shares outstanding	$999,871,175

Net assets consist of:
Shares of beneficial interest	$999,454,870
Undistributed net investment income	414,716
Undistributed net realized gain	1,589
$999,871,175

Net Assets:
Investor Class	$29,698,527
Institutional Class	$957,753,720
Private Investment Class	$5,699,430
Personal Investment Class	$10,126
Reserve Class	$10,076
Resource Class	$6,699,296

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	29,686,248
Institutional Class	957,357,368
Private Investment Class	5,697,072
Personal Investment Class	10,122
Reserve Class	10,071
Resource Class	6,696,524
Net asset value, offering and redemption price per share for the class	$1.00
Cost of Investments	$1,001,241,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2018

Invesco Premier Portfolio
Investment income:
Interest	$14,459,573

Expenses:
Advisory fees	1,995,303
Distribution fees:
Private Investment Class	5,931
Personal Investment Class	55
Reserve Class	87
Resource Class	2,625
Total expenses	2,004,001
Less: Fees waived	(558,685)
Net expenses	1,445,316
Net investment income	13,014,257

Realized and unrealized gain from:
Net realized gain from Investment securities	1,589
Net increase in net assets resulting from operations	$13,015,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2018 and 2017

	Invesco Premier Portfolio
	2018	2017
Operations:
Net investment income	$13,014,257	$6,777,786
Net realized gain	1,589	122,378
Net increase in net assets resulting from operations	13,015,846	6,900,164

Distributions to shareholders from net investment income:
Investor Class	(463,865)	(245,927)
Institutional Class	(12,486,880)	(6,531,709)
Private Investment Class	(33,109)	(49)
Personal Investment Class	(106)	(29)
Reserve Class	(73)	(8)
Resource Class	(30,224)	(64)
Total distributions from net investment income	(13,014,257)	(6,777,786)

Share transactions–net:
Investor Class	(350,579)	(9,425,358)
Institutional Class	274,017,647	(5,658,815,850)
Private Investment Class	5,687,030	10,042
Personal Investment Class	99	10,023
Reserve Class	66	10,005
Resource Class	6,686,469	10,055
Net increase (decrease) in net assets resulting from share transactions	286,040,732	(5,668,201,083)
Net increase (decrease) in net assets	286,042,321	(5,668,078,705)

Net assets:
Beginning of year	713,828,854	6,381,907,559
End of year*	$999,871,175	$713,828,854
* Includes accumulated undistributed net investment income	$414,716	$292,338

Notes to Financial Statements

August 31, 2018

NOTE 1—Significant Accounting Policies

Effective December 15, 2017, Premier Portfolio changed its name to Invesco Premier Portfolio. The registrant’s name, AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), remained the same. Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. On September 1, 2016, the Fund began offering Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and will continue to seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications — Under the Trust’s organizational documents, the Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements,

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.

Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco PowerShares Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2018, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2018, the Adviser waived advisory fees of $558,685.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2018, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2018, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the year ended August 31, 2018, there were no material transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2018, the Fund engaged in securities purchases of $222,625,680 and securities sales of $182,771,364, which did not result in any realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2018 and 2017:

	2018	2017
	Ordinary Income	Ordinary Income
Invesco Premier Portfolio	$13,014,257	$6,777,786

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$416,305	$999,454,870	$999,871,175

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2018.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2018, undistributed net investment income was increased by $122,378 and undistributed net realized gain was decreased by $122,378. This reclassification had no effect on the net assets of the Fund.

NOTE 9—Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2018(a)		2017
	Shares	Amount	Shares	Amount
Sold:
Investor Class	21,786,092	$21,786,092	12,924,223	$12,924,223
Institutional Class	903,684,464	903,684,464	2,517,150,113	2,517,150,113
Private Investment Class(b)	5,653,921	5,653,921	10,000	10,000
Personal Investment Class(b)	—	—	10,000	10,000
Reserve Class(b)	—	—	10,000	10,000
Resource Class(b)	6,656,245	6,656,245	10,000	10,000

Issued as reinvestment of dividends:
Investor Class	447,640	447,640	241,154	241,154
Institutional Class	8,018,511	8,018,511	3,789,740	3,789,740
Private Investment Class	33,109	33,109	42	42
Personal Investment Class	99	99	23	23
Reserve Class	66	66	5	5
Resource Class	30,224	30,224	55	55

Reacquired:
Investor Class	(22,584,311)	(22,584,311)	(22,590,735)	(22,590,735)
Institutional Class	(637,685,328)	(637,685,328)	(8,179,755,703)	(8,179,755,703)
Net increase (decrease) in share activity	286,040,732	$286,040,732	(5,668,201,083)	$(5,668,201,083)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 87% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of September 1, 2016 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class shares.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10—Financial Highlights

Reserve Class

	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income (loss) to average net assets
Invesco Premier Portfolio
Year ended 08/31/18	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.73%	$10	1.05	%(c)	1.12	%(c)	0.76	%(c)
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88		1.12		(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Reserve Class Shareholders of Invesco Premier Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter referred to as the “Fund”) (formerly Premier Portfolio) as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, TX

October 26, 2018

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2018 through August 31, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/18)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/18)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/18)	Expenses Paid During Period[2]
Invesco Premier Portfolio	$1,000.00	$1,004.40	$5.30	$1,019.91	$5.35	1.05%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2018, through August 31, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio)

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement), for Premier Portfolio and Premier Tax-Exempt Portfolio, and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in each fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper U.S. Government Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Investor Class shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and the same as the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the

Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. The Board noted that Invesco Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including management of cash flows as a result of redemptions and purchases, necessary infrastructure such as officers, office space, technology, legal and distribution, oversight of service providers, costs and business risks associated with launching new funds and sponsoring and maintaining the product line, preparation of annual registration statement updates and financial information and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only four funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund and that this fee waiver accounts for advisory fee breakpoints based on net asset levels.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2018:

Federal and State Income Tax
	Tax-Exempt Dividends*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*
Invesco Premier Portfolio	0.00%	0.00%	0.00%	0.38%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$122,378	0.00%

**	The above percentages are based on income dividends paid to shareholders during the Fund’s fiscal year.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			158	None
Philip A. Taylor[2] — 1954 Trustee and Senior Vice President	2006

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee and Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.) (financial services holding company); Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chief Executive Officer and President, Van Kampen Exchange Corp; President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust); Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Invesco Management Trust only); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company), Invesco Canada Holdings Inc. (holding company), Trimark Investments Ltd./Placements Trimark Ltèe and Invesco Financial Services Ltd/Services Financiers Invesco Ltèe; Chief Executive Officer, Invesco Canada Fund Inc. (corporate mutual fund company); Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.) (registered broker dealer); Manager, Invesco Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco AIM Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			158	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.

T-1                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	158	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	158	Board member of the Illinois Manufacturers’ Association
Jack M. Fields — 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Chairman, Discovery Learning Alliance (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	158	None
Cynthia Hostetler — 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	158	Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor)
Eli Jones — 1961 Trustee	2016	Professor and Dean, Mays Business School — Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	158	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Prema Mathai-Davis — 1950 Trustee	2003	Retired	158	None
Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Financial Officer, Olayan America, The Olayan Group (international investor/commercial/industrial); Chief Executive Officer, UBS Securities LLC; Group Chief Operating Officer, Americas, UBS AG; Assistant Secretary for Management & Budget and CFO, US Department of the Treasury	158	Atlantic Power Corporation (power generation company); ON Semiconductor Corp. (semiconductor supplier)
Ann Barnett Stern — 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP	158	Federal Reserve Bank of Dallas
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios); Partner, Deloitte & Touche	158	None
Robert C. Troccoli — 1949 Trustee	2016	Adjunct Professor, University of Denver — Daniels College of Business Formerly: Senior Partner, KPMG LLP	158	None
Christopher L. Wilson — 1957 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	158	ISO New England, Inc. (non-profit organization managing regional electricity market)

T-2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers
Sheri Morris — 1964 President, Principal Executive Officer and Treasurer	2003

President, Principal Executive Officer and Treasurer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor — 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Secretary, W.L. Ross & Co., LLC; Secretary and Vice President, Jemstep, Inc.

Formerly: Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
John M. Zerr — 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

T-3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Gregory G. McGreevey — 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos — 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer — Investment Pools and Assistant Treasurer, Invesco Capital Management LLC

Formerly: Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Vice President, The Invesco Funds

			N/A	N/A
Tracy Sullivan — 1962 Vice President, Chief Tax Officer and Assistant Treasurer	2008

Vice President, Chief Tax Officer and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Assistant Vice President, The Invesco Funds

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Anti-Money Laundering Compliance Officer and Bank Secrecy Act Officer, INVESCO National Trust Company and Invesco Trust Company; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

Formerly: Anti-Money Laundering Compliance Officer, Van Kampen Exchange Corp. and Invesco Management Group, Inc.

			N/A	N/A
Robert R. Leveille — 1969 Chief Compliance Officer	2016

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Chief Compliance Officer, Putnam Investments and the Putnam Funds

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5021

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q (or any successor Form) filings on the SEC website, sec.gov. The Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862 Invesco Distributors, Inc.	CM-I-TST-AR-7	10122018 1030

ITEM 2.	CODE OF ETHICS.

On May 2, 2018, the Board of Trustees of the Invesco Funds amended the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Teresa M. Ressel, Raymond Stickel, Jr. and Robert C. Troccoli. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Teresa M. Ressel, Raymond Stickel, Jr. and Robert Troccoli are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

(a) to (d)

Fees Billed by PwC Related to the Registrant

Pww billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2018	Fees Billed for Services Rendered to the Registrant for fiscal year end 2017

Audit Fees	$56,250	$54,075
Audit-Related Fees(1)	$0	$5,000
Tax Fees(2)	$12,575	$12,125
All Other Fees	$0	$0

Total Fees	$68,825	$71,200

(g) PwC billed the Registrant aggregate non-audit fees of $12,575 for the fiscal year ended 2018, and $17,125 for the fiscal year ended 2017, for non-audit services rendered to the Registrant.

(1)	Audit-Related fees for the fiscal year end 2017 include fees billed for reviewing regulatory filings.

(2)

Tax fees for the fiscal year end August 31, 2018 includes fees billed for reviewing tax returns and/or services related to tax compliance. Tax fees for fiscal year end August 31, 2017 includes fees billed for reviewing tax returns and/or services related to tax compliance.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2018 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2017 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$662,000	$635,000
Tax Fees	$0	$0
All Other Fees(2)	$0	$1,857,000

Total Fees	$662,000	$2,492,000

(1)

Audit-Related fees for the year end 2018 include fees billed related to reviewing controls at a service organization. Audit-Related fees for the year end 2017 include fees billed related to reviewing controls at a service organization.

(2)

All Other Fees for the year end 2017 include fees billed related to the identification of structural and organizational alternatives, informed by industry practices, for certain of the company’s administrative activities and functions.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $2,873,000 for the fiscal year ended August 31, 2018, and $5,760,000 for the fiscal year ended August 31, 2017, for non-audit services rendered to Invesco and Invesco Affiliates.

PwC provided audit services to the Investment Company complex of approximately $24 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve

1 Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;
•	Human resources;
•	Broker-dealer, investment adviser, or investment banking services ;
•	Legal services;
•	Expert services unrelated to the audit;
•	Any service or product provided for a contingent fee or a commission;
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
•	Tax services for persons in financial reporting oversight roles at the Fund; and
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
•	Financial information systems design and implementation;
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•	Actuarial services; and
•	Internal audit outsourcing services.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust);

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.